Schedule of deferred tax assets and liabilities (Details) - USD ($)	Dec. 31, 2025	Oct. 01, 2025	Dec. 31, 2024	Dec. 31, 2023
Change in Accounting Estimate [Line Items]
Capital loss carryover	$ 70,627		$ 70,627
Stock option expense	2,043,599		1,674,554
Deferred revenue	3,774		6,935
Fixed assets	8,794		23,992
Transaction costs	924,764		942,062
Forward purchase contract			8,155,953
Goodwill	26,180,613		28,404,108
NOL carry forward	16,551,647		5,030,672
Accrued expenses	3,917
Contract assets	789,914
Right of use assets	173,934		214,124
Total deferred tax assets	46,751,583		44,523,027
Lease liabilities	(133,944)		(172,195)
Financial indemnification liability	(267,266)	$ (1,091,772)
Stand ready liability	(522,648)	$ (2,135,000)
Total deferred tax liabilities	(923,858)		(172,195)
Net deferred tax assets	45,827,725		44,350,832
Valuation allowance	(45,827,725)		(44,350,832)
Deferred tax asset
Change in Deferred Tax [Member]
Change in Accounting Estimate [Line Items]
Capital loss carryover
Stock option expense				369,045
Deferred revenue				(3,161)
Fixed assets				(15,198)
Transaction costs				(17,298)
Forward purchase contract				(8,155,953)
Goodwill				(2,223,495)
NOL carry forward				11,520,975
Accrued expenses				3,917
Contract assets				789,914
Right of use assets				(40,190)
Total deferred tax assets				2,228,556
Lease liabilities				38,251
Financial indemnification liability				(267,266)
Stand ready liability				(522,648)
Total deferred tax liabilities				(751,663)
Net deferred tax assets				1,476,893
Valuation allowance				(1,476,893)
Deferred tax asset